Leuthold Core ETF
Schedule of Investments
June 30, 2022 (Unaudited)
	Shares	Fair Value
INVESTMENT COMPANIES - 82.16%
Exchange Traded Fund - 82.16%
Direxion Daily S&P 500 Bear 1x Shares	81,219	$1,383,972
Fidelity MSCI Consumer Staples Index ETF	24,060	1,041,076
Fidelity MSCI Energy Index ETF	79,507	1,542,436
Fidelity MSCI Financials Index ETF	13,074	583,493
Health Care Select Sector SPDR Fund	5,228	670,439
Invesco CurrencyShares British Pound Sterling Trust (a)	514	60,066
Invesco CurrencyShares Euro Currency Trust (a)	4,185	405,568
Invesco CurrencyShares Japanese Yen Trust (a)	2,612	180,163
iShares 1-3 Year Treasury Bond ETF	34,842	2,884,568
iShares 20+ Year Treasury Bond ETF	1,830	210,212
iShares Floating Rate Bond ETF	3,901	194,738
iShares Gold Trust (a)	14,539	498,833
iShares JP Morgan USD Emerging Markets Bond ETF	1,349	115,097
iShares MBS ETF	3,654	356,228
iShares MSCI Global Metals & Mining Producers ETF	9,416	335,398
iShares U.S. Broker-Dealers & Securities Exchanges ETF	10,980	921,991
iShares U.S. Healthcare Providers ETF	4,445	1,135,386
iShares U.S. Home Construction ETF	9,416	494,340
iShares U.S. Insurance ETF	4,564	378,675
iShares US Transportation ETF	1,564	332,976
SPDR Bloomberg International Corporate Bond ETF	9,428	264,550
SPDR Bloomberg International Treasury Bond ETF	35,109	813,124
SPDR Bloomberg Short Term High Yield Bond ETF	14,928	360,063
SPDR S&P Homebuilders ETF	3,943	215,722
SPDR S&P Metals & Mining ETF	5,718	248,161
SPDR S&P Regional Banking ETF	8,634	501,549
SPDR S&P Retail ETF	4,938	287,194
SPDR S&P Semiconductor ETF	2,088	316,791
Technology Select Sector SPDR Fund	21,230	2,698,758
VanEck J. P. Morgan EM Local Currency Bond ETF	10,033	245,608
Vanguard Short-Term Inflation-Protected Securities ETF	10,476	525,057
TOTAL INVESTMENT COMPANIES (Cost $20,516,122)		$20,202,232

SHORT-TERM INVESTMENTS - 18.01%
Money Market Fund - 18.01%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.210% (b)	4,427,706	$4,427,706
TOTAL SHORT-TERM INVESTMENTS (Cost $4,427,706)		$4,427,706

Total Investments (Cost $24,943,828) - 100.17%		$24,629,938
Liabilities in Excess of Other Assets - (0.17)%		(41,776)
TOTAL NET ASSETS - 100.00%		$24,588,162

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of June 30, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core ETF

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2022:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	20,202,232	–	–	20,202,232
Money Market Funds	4,427,706	–	–	4,427,706

Total Investments in Securities	$24,629,938	$–	$–	$24,629,938